Note 35 (Tables)	6 Months Ended
Jun. 30, 2026
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences, net [Abstract]
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Table Text Block]
The breakdown of the balance under these headings, by source of the related items, in the condensed consolidated income statements is as follows:

GAINS (LOSSES) ON FINANCIAL ASSETS AND LIABILITIES, HEDGE ACCOUNTING AND EXCHANGE DIFFERENCES, NET (MILLIONS OF EUROS)

	June 2026	June 2025
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	190	193
Financial assets at amortized cost	(13)	30
Other financial assets and liabilities	202	163
Gains (losses) on financial assets and liabilities held for trading, net	1,158	1,151
Reclassification of financial assets from fair value through other comprehensive income	—	—
Reclassification of financial assets from amortized cost	—	—
Other gains (losses)	1,158	1,151
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	53	188
Reclassification of financial assets from fair value through other comprehensive income	—	—
Reclassification of financial assets from amortized cost	—	—
Other gains (losses)	53	188
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	214	29
Gains (losses) from hedge accounting, net	4	(7)
Subtotal gains (losses) on financial assets and liabilities and hedge accounting	1,618	1,554
Exchange differences, net	(121)	(123)
Total	1,498	1,431

Gains or losses on financial assets and liabilities breakdown by nature of the financial instrument [Table Text Block]
The breakdown of the balance (excluding exchange rate differences) under this heading in the income statements by the nature of financial instrument is as follows:

GAINS (LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AND HEDGE ACCOUNTING. BREAKDOWN BY NATURE OF THE FINANCIAL INSTRUMENT (MILLIONS OF EUROS)

	June 2026	June 2025
Debt instruments	382	368
Equity instruments	1,292	884
Trading derivatives and hedge accounting	(829)	(363)
Loans and advances to customers	(31)	30
Customer deposits	1	(19)
Other	804	654
Total	1,618	1,554